UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glade Brook Capital Partners LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  028-14806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Barron
Title:     Chief Financial Officer
Phone:     203-861-3011

Signature, Place, and Date of Signing:

 /s/ Paul Barron     Greenwich, CT     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $596,850 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    11759   270268 SH       SOLE                   270268        0        0
AMC NETWORKS INC               CL A             00164V103    10358   163950 SH       SOLE                   163950        0        0
BLOCK H & R INC                COM              093671105     5969   202890 SH       SOLE                   202890        0        0
CBS CORP NEW                   CL B             124857202    72456  1551851 SH       SOLE                  1551851        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    25062  2052542 SH       SOLE                  2052542        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    18520   177769 SH       SOLE                   177769        0        0
COMPUTER SCIENCES CORP         COM              205363104    18979   385525 SH       SOLE                   385525        0        0
DISNEY WALT CO                 COM DISNEY       254687106    43063   758156 SH       SOLE                   758156        0        0
LAMAR ADVERTISING CO           CL A             512815101    34393   707533 SH       SOLE                   707533        0        0
LAS VEGAS SANDS CORP           COM              517834107    29497   523452 SH       SOLE                   523452        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    16805   228950 SH       SOLE                   228950        0        0
LIBERTY GLOBAL INC             COM SER C        530555309     5561    81033 SH       SOLE                    81033        0        0
LINKEDIN CORP                  COM CL A         53578A108    11467    65132 SH       SOLE                    65132        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203    28269  1189266 SH       SOLE                  1189266        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    22102   383723 SH       SOLE                   383723        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    57542  2465377 SH       SOLE                  2465377        0        0
NEWS CORP                      CL A             65248E104    37839  1239824 SH       SOLE                  1239824        0        0
PANERA BREAD CO                CL A             69840W108    23530   142401 SH       SOLE                   142401        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    72037  1000240 SH       SOLE                  1000240        0        0
STRATASYS LTD                  SHS              M85548101     6283    84650 SH       SOLE                    84650        0        0
TIME WARNER INC                COM NEW          887317303    45359   787212 SH       SOLE                   787212        0        0